U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 4, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

RE:	Quaker Investment Trust (the “Trust”) Securities Act Registration No: 033-38074
Investment Company Act Registration No: 811-06260

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust to add one new series, the Quaker China A Enhanced Equity Fund (the “Fund”), is Post-Effective Amendment No. 69 under the 1933 Act and Amendment No. 67 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Pursuant to Rule 485(a)(2) of the 1933 Act, the Trust anticipates that this filing shall become effective 75 days after filing on December 19, 2016.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file a Summary Prospectus under Rule 497(k).

If you have any additional questions or require further information, please contact the undersigned at (414) 765-6316.

Sincerely,

/s/ Michael Quebbemann
Michael Quebbemann
For U.S. Bancorp Fund Services, LLC

Enclosures